Employee Benefit and Related Expenses	12 Months Ended
Dec. 31, 2020
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Employee Benefit and Related Expenses
6	EMPLOYEE BENEFIT AND RELATED EXPENSES

	2020 Million	2019 Million	2018 Million
Salaries, wages, labor service expenses and other benefits	95,254	86,610	81,843
Retirement costs: contributions to defined contribution retirement plans	10,943	15,908	12,096
Share-based compensation expenses	232	—	—

	106,429	102,518	93,939

In accordance with a new governmental requirement, the Group has substantially completed the transfer of the socialized management of existing retirees to external organizations in 2020. The Group is also obliged to pay for certain of such retirees’ post-retirement benefits (mainly including supplementary medical benefits, etc.) in the future with the principle that the level of such benefits would not be decreased
. This benefit plan is accounted for as a long-term defined benefits obligation and does not have any plan assets.
The Group’s obligation for this benefit plan is calculated using actuarial method and recognized as liability. The service cost amounting to RMB4,615 million was recognized through profit or loss for the year ended December 31, 2020. Actuarial assumptions mainly include discount rate and future mortality. Reasonable changes in actuarial assumptions w ould
not have a significant impact on the consolidated financial statements of the Group.